JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

July 29, 2019

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:	JNL Series Trust

File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated July 19, 2019, filed pursuant to Rule 497(e), for the following:

JNL Multi-Manager Small Cap Growth Fund

JNL/BlackRock Large Cap Select Growth Fund

JNL/ClearBridge Large Cap Growth Fund

JNL/JPMorgan Global Allocation Fund

JNL/JPMorgan Mid Cap Growth Fund

JNL/Lazard Emerging Markets Fund

JNL/S&P Mid 3 Fund

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours, /s/ Susan S. Rhee Susan S. Rhee Vice President, Chief Legal Officer & Secretary

enc.